FAIR VALUE MEASUREMENTS - Term Deposits and Convertible Debt (Details) RUB in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB
Carrying amounts and fair values of debt securities
Term deposits, non-current			RUB 18,399
Carrying amount
Carrying amounts and fair values of debt securities
Term deposits, non-current			18,399
Convertible debt	$ (309.1)	RUB (18,750)	(27,374)
Total	(309.1)	(18,750)	(8,975)
Fair value
Carrying amounts and fair values of debt securities
Term deposits, non-current			18,455
Convertible debt	(317.0)	(19,228)	(26,857)
Total	$ (317.0)	RUB (19,228)	RUB (8,402)